Document and Entity Information	0 Months Ended
Apr. 11, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 11, 2013
Registrant Name	Mirae Asset Discovery Funds
Central Index Key	0001489215
Amendment Flag	false
Document Creation Date	Aug. 28, 2013
Document Effective Date	Aug. 28, 2013
Prospectus Date	Aug. 28, 2013